CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Convertible preferred shares, shares authorized		7,820,914
Convertible preferred shares, shares issued		7,820,914
Convertible preferred shares, shares outstanding		7,820,914
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	492,179,086	492,179,086
Ordinary shares, shares issued	24,898,908	10,274,403
Ordinary shares, shares outstanding	24,898,908	10,274,403
Series A convertible preferred shares
Convertible preferred shares, par value	$ 0.0001	$ 0.0001
Convertible preferred shares, shares authorized	0	2,377,642
Convertible preferred shares, shares issued	0	2,377,642
Convertible preferred shares, shares outstanding	0	2,377,642
Series B convertible preferred shares
Convertible preferred shares, par value	$ 0.0001	$ 0.0001
Convertible preferred shares, shares authorized	0	5,443,272
Convertible preferred shares, shares issued	0	5,443,272
Convertible preferred shares, shares outstanding	0	5,443,272